Related party transactions - Summary of Related Party Outstanding Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Miscellaneous	$ 71,442	$ 72,268
Axionlog Distribution B.V.
Related Party Transaction [Line Items]
Accounts and notes receivable, net	365	272
Other receivables	3,377	2,392
Miscellaneous	3,448	3,665
Accounts payable	$ (10,873)	$ (6,378)